PREPAID EXPENSES (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Prepayments and accrued income including contract assets [abstract]
Incremental costs in obtaining contracts with customers	[1]	R$ 1,986,764	R$ 1,433,893
Software and networks maintenance		397,931	306,438
Advertising and publicity		197,315	191,366
Personal		120,138	78,698
Financial charges		101,743	37,585
Rental		20,067	35,336
Insurance, satellites and links and other		82,701	51,596
Total		2,906,657	2,134,912
Current		1,434,042	1,141,521
Non-current		R$ 1,472,615	R$ 993,391

[1]	Incremental costs in obtaining contracts with customers are substantially represented by sales commissions paid to partners to obtain customer contracts arising from the adoption of IFRS 15, which are deferred to income in accordance with the term of the contract and/or economic benefit to be generated, usually 2 to 6 years.